Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 4,454		$ 2,542
Less allowance for doubtful accounts	(615)		(544)		(263)
Trade receivables, net	3,839	[1]	1,998	[1]
Changes in the allowance for doubtful accounts
Beginning balance	544		263		66
Additions	252		281		197
Deductions	(181)
Ending balance	$ 615		$ 544		$ 263

[1]	Includes balances in the amounts of $398 thousand and $177 thousand with related parties as of December 31, 2013 and 2012, respectively (see also Note 9).